Pensions and Other Postretirement Benefits (Details 3) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Change in plan assets:
Company contributions	$ 28.7	$ 8.6	$ 15.7
Defined benefit pensions	(189.8)	(222.3)
Other postretirement benefits	(66.6)	(75.9)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	745.9	740.4
Service cost	12.7	17.8	9.0
Interest cost	25.3	27.7	23.2
Amendments	0.0	5.3
Actuarial loss (gain)	6.7	20.3
Participant contributions	0.0	0.1
Benefits paid	(43.8)	(45.7)
Foreign currency translation adjustments	(7.8)	(4.1)
Curtailment	(30.9)	(10.1)
Settlement	(30.8)	(3.0)
Acquisition	0.0	(2.8)
Benefit obligation at end of year	677.3	745.9	740.4
Change in plan assets:
Fair value of plan assets at beginning of year	505.6	550.0
Actual return on plan assets	37.4	(0.2)
Company contributions	28.7	8.6
Participant contributions	0.0	0.1
Benefits paid	(43.8)	(45.7)
Settlement	(30.8)	(3.0)
Foreign currency translation adjustments	(7.9)	(4.2)
Fair value of plan assets at end of year	489.2	505.6	550.0
Funded status of the plans	(188.1)	(240.3)
Defined benefit pensions	(189.8)	(222.3)
Other noncurrent assets	5.7	0.0
Accrued compensation	(4.0)	(18.0)
Other postretirement benefits	0.0	0.0
Net benefit liability	(188.1)	(240.3)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	75.9	75.8
Service cost	2.3	2.3	2.3
Interest cost	2.6	2.8	2.4
Amendments	(3.0)	0.0
Actuarial loss (gain)	(2.3)	0.3
Participant contributions	0.0	0.6
Benefits paid	(3.9)	(5.2)
Foreign currency translation adjustments	(0.8)	(0.4)
Curtailment	(0.1)	(0.3)
Settlement	0.0	0.0
Acquisition	0.0	0.0
Benefit obligation at end of year	70.7	75.9	75.8
Change in plan assets:
Fair value of plan assets at beginning of year	0.0	0.0
Actual return on plan assets	0.0	0.0
Company contributions	3.9	4.6
Participant contributions	0.0	0.6
Benefits paid	(3.9)	(5.2)
Settlement	0.0	0.0
Foreign currency translation adjustments	0.0	0.0
Fair value of plan assets at end of year	0.0	0.0	$ 0.0
Funded status of the plans	(70.7)	(75.9)
Defined benefit pensions	0.0	0.0
Other noncurrent assets	0.0	0.0
Accrued compensation	(4.1)	0.0
Other postretirement benefits	(66.6)	(75.9)
Net benefit liability	$ (70.7)	$ (75.9)